THE ADVISORS' INNER CIRCLE FUND

                               CB CORE EQUITY FUND

                        SUPPLEMENT DATED FEBRUARY 1, 2007
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following paragraph replaces the first paragraph under the heading "Portfolio Manager" on page 7 of the prospectus:

         Timothy D. Fyffe is responsible for the day-to-day investment decisions of the Fund. He has served as Senior Portfolio Manager of CB Investment Managers, LLC since 2007, and he has served as the Senior Vice President and a Portfolio Manager for Central Bank & Trust Co. since 2005. Prior to joining the Adviser, Mr. Fyffe served as the Asset Management Director for Kentucky for BB&T from 2002 to 2005. Mr. Fyffe has more than 25 years of investment experience and more than 20 years experience as a portfolio manager. He received his Bachelors Degree in Finance from the University of Kentucky in 1981 and has been a Chartered Financial Analyst since 1992. Mr. Fyffe joined Central Bank & Trust Co. in March of 2005.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 CBT-SU-001-0100

                         THE ADVISORS' INNER CIRCLE FUND

                               CB CORE EQUITY FUND

                        SUPPLEMENT DATED FEBRUARY 1, 2007
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following information replaces the second under the heading "The Portfolio Manager" on page S-11 of the SAI:

         COMPENSATION. The Adviser compensates the Fund's portfolio manager for management of the Fund. The portfolio manager's compensation consists of a salary and a discretionary cash bonus. The portfolio manager's overall compensation is designed to be competitive with similar investment advisers and to fairly compensate him for contributions to the Adviser and its investment products. Approximately a quarter of the portfolio manager's salary is paid by the Adviser with the remaining three-quarters paid by the Adviser's parent company, Central Bank Trust & Co. The bonus is based upon a complex quantitative formula that takes into account the pre-tax absolute and relative performance of the Fund, as well as the performance of accounts other than the Fund.

The following information replaces the chart under the subheading "Fund Shares Owned by Portfolio Manager" on page S-11 of the SAI:

--------------------------------------------------------------------------------
Name                                           Dollar Range of Fund Shares*

--------------------------------------------------------------------------------
Timothy D. Fyffe                                     $1 - $10,000
--------------------------------------------------------------------------------
* Valuation date is February 1, 2007.

The following information replaces the chart under the subheading "Other Accounts" on page S-12 of the SAI:

---------------- -------------------------------- --------------------------------- ---------------------------------------
Name                  Registered Investment           Other Pooled Investment                  Other Accounts*
                           Companies*                        Vehicles*
---------------- ---------------- --------------- -------------- ------------------ ---------------- ----------------------
                    Number of      Total Assets     Number of      Total Assets        Number of         Total Assets
                    Accounts                        Accounts                           Accounts
---------------- ---------------- --------------- -------------- ------------------ ---------------- ----------------------
Timothy D.              0               $0              1           $16,696,800           151             $85,633,800
Fyffe
---------------- ---------------- --------------- -------------- ------------------ ---------------- ----------------------
*        Valuation date is February 1, 2007.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 CBT-SU-002-0100